Revenue from product sales (Details) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Mining Revenue [Line Items]
Gold income (1)	$ 2,491	$ 2,144
By-products (1)	61	42
Revenue from product sales	2,552	2,186
Spot market sales
Mining Revenue [Line Items]
Gold income (1)	2,315	2,053
Concentrate sales
Mining Revenue [Line Items]
Gold income (1)	$ 176	$ 91